Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
			Closing rate			Average rate
Currency	Name	Country	2018	2017	2016	2018	2017	2016

CAD	Canadian Dollars	Canada and Cuba	2.8431	2.6380	2.4214	2.8092	2.4567	2.6348
DOP	Dominican Pesos	Dominican republic	0.0770	0.0685	0.0700	0.0734	0.0674	0.0755
USD	US Dollar	Ecuador (i) , Panamá and Cuba (ii)	3.8748	3.3080	3.2591	3.6348	3.2017	3.4749
GTQ	Quetzal	Guatemala	0.5001	0.4500	0.4343	0.4837	0.4344	0.4570
PEN	Novo Sol	Peru (i)	–	–	0.9720	–	–	1.0269
ARS	Argentinean Peso	Argentina	0.1025	0.1762	0.2056	0.1371	0.1931	0.2354
BOB	Bolivian Peso	Bolivia	0.5567	0.4753	0.4683	0.5222	0.4600	0.4993
PYG	Guarani	Paraguay	0.0007	0.0006	0.0006	0.0006	0.0006	0.0006
UYU	Uruguayan Peso	Uruguay	0.1196	0.1151	0.1114	0.1181	0.1116	0.1166
CLP	Chilean Peso	Chile	0.0056	0.0054	0.0049	0.0057	0.0049	0.0051
COP	Colombian Peso	Colombia (i)	–	–	0.0011	–	–	0.0011
BBD	Barbadian Dollar	Barbados	1.9101	1.6307	1.6075	1.7918	1.5783	1.7139

Disclosure of estimated useful lives of major property, plant and equipment classes [text block]
Buildings (in years)		25
Plant and equipment (in years)		15
Fixtures (in years)		10
Fittings (in years)		10
External use assets (in years)	2	-	5